Consolidated Statements of Shareholders Deficit - CAD ($)	Total	Accumulated other comprehensive loss	Common Shares Issuable	Reserves	Retained Earnings (Accumulated Deficit)	Total Shareholders Deficit	Noncontrolling Interest	Common Shares
Balance, shares at Jan. 31, 2022								85,241,238
Balance, amount at Jan. 31, 2022	$ (3,880,858)	$ 249,466	$ 0	$ 23,655,647	$ (103,170,480)	$ (3,880,858)	$ 0	$ 75,384,509
Statement [Line Items]
Common shares issued for services (Note 8(l)), shares								162,500
Common shares issued for services (Note 8(l)), amount	29,737	0	0	(16,850)	0	29,737	0	$ 46,587
Common shares issued for cash (Note 8(n)), shares								3,160,000
Common shares issued for cash (Note 8(n)), amount	807,604	0	0	0	0	647,166	160,438	$ 647,166
Subscriptions received (Notes 8(o) and 12)	502,576	0	74,000	0	0	74,000	428,576	$ 0
Common shares issued for conversion of debenture (Notes 6(a) and 8(m)), shares								1,540,135
Common shares issued for conversion of debenture (Notes 6(a) and 8(m)), amount	288,128	0	0	(205,125)	0	288,128	0	$ 493,253
Debt modification (Note 6(a))	197,205	0	0	197,205	0	197,205	0	0
Share-based payments (Notes 11(c) and 14)	951,065	0	0	951,065	0	951,065	0	0
Foreign currency translation adjustment of foreign operations	(17,990)	(18,463)	0	0	0	(18,463)	473	0
Net loss	(9,372,772)	0	0	0	(9,016,201)	(9,016,201)	(356,571)	0
Reduction of controlling interest without change in control (Note 12)	2,961,835	0	0	0	0	0	2,961,835	0
Balance, amount at Jan. 31, 2023	(7,533,470)	231,003	74,000	24,581,942	(112,186,681)	(10,728,221)	3,194,751	$ 76,571,515
Balance, Shares at Jan. 31, 2023								90,103,873
Statement [Line Items]
Common shares issued for cash (Note 8(n)), shares								25,721,429
Common shares issued for cash (Note 8(n)), amount	2,180,506	0	(74,000)	438,621	0	2,252,696	(72,190)	$ 1,888,075
Share-based payments (Notes 11(c) and 14)	500,263	0	0	500,263	0	500,263	0	0
Foreign currency translation adjustment of foreign operations	(4,941)	(4,612)	0	0	0	(4,612)	(329)	0
Net loss	(2,898,510)	0	0	0	(2,889,032)	(2,889,032)	(9,478)	0
Equity component of convertible debentures (Note 6)	60,385	0	0	60,385	0	60,385	0	0
Balance, amount at Jan. 31, 2024	(7,695,767)	226,391	0	25,581,211	(115,075,713)	(10,808,521)	3,112,754	$ 78,459,590
Balance, Shares at Jan. 31, 2024								115,825,302
Statement [Line Items]
Common shares issued for cash (Note 8(n)), shares								7,050,000
Common shares issued for cash (Note 8(n)), amount	705,000	0	0	0	0	705,000	0	$ 705,000
Subscriptions received (Notes 8(o) and 12)	63,340	0	43,100	0	0	43,100	20,240	0
Share-based payments (Notes 11(c) and 14)	2,049,925	0	0	2,049,925	0	2,049,925	0	0
Foreign currency translation adjustment of foreign operations	(30,584)	(30,566)	0	0	0	(30,566)	(18)	0
Net loss	(3,621,884)	0	0	0	(3,520,288)	(3,520,288)	(101,596)	0
Equity component of convertible debentures (Note 6)	292,219	0	0	292,219	0	292,219	0	$ 0
Settlement of accounts payable and due to related parties (Notes 8(a), 12 and 14), Shares								218,750
Settlement of accounts payable and due to related parties (Notes 8(a), 12 and 14), amount	303,688	0	0	0	0	19,688	284,000	$ 19,688
Deferred tax on equity component of convertible debentures	0	0	0	(78,900)	0	0	0	78,900
Warrants granted as issue costs for convertible debentures (Notes 6(c), 6(d) and 6(f))	14,606	0	0	14,606	0	14,606	0	$ 0
Common shares issued for conversion of debentures (Notes 6(b), 6(c), 6(d), 6(f), 8(b) and 14), Shares								6,669,041
Common shares issued for conversion of debentures (Notes 6(b), 6(c), 6(d), 6(f), 8(b) and 14), amount	557,308	0	0	(144,872)	0	557,308	0	$ 702,180
Common shares returned and cancelled (Note 8(e)), Shares								(189,708)
Common shares returned and cancelled (Note 8(e)), amount	0	0	0	0	0	0	0	$ 0
Balance, amount at Jan. 31, 2025	$ (7,362,149)	$ 195,825	$ 43,100	$ 27,714,189	$ (118,596,001)	$ (10,677,529)	$ 3,315,380	$ 79,965,358
Balance, Shares at Jan. 31, 2025								129,573,385